Accumulated Other Comprehensive Loss	12 Months Ended
Aug. 31, 2019
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss
15	Accumulated Other Comprehensive Loss

Changes in accumulated other comprehensive loss are as follows:

	Foreign currency translation adjustment	Cash-flow hedge	Accumulated other comprehensive loss

Balance as at September 1, 2016	$(49,136)	$562	$(48,574)
Foreign currency translation adjustment	8,262	–	8,262
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	–	1,347	1,347

Balance as at August 31, 2017	(40,874)	1,909	(38,965)
Foreign currency translation adjustment	(6,491)	–	(6,491)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	–	(1,894)	(1,894)

Balance as at August 31, 2018	(47,365)	15	(47,350)
Foreign currency translation adjustment	(4,177)	–	(4,177)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	–	16	16

Balance as at August 31, 2019	$(51,542)	$31	$(51,511)